Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2014 India [Member]	Mar. 31, 2013 India [Member]	Mar. 31, 2014 India [Member]	Mar. 31, 2013 India [Member]	Sep. 30, 2013 India [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax expense	$ 3,487	$ 3,487	$ 6,974	$ 6,974	$ 6,974
Current income tax expense recognized			3			5	0	7	0	2
Deferred tax assets benefit percentage	50.00%		50.00%
Deferred tax assets and related valuation allowance	113,029		97,040	78,414
Deferred tax liabilities	$ (61,617)		$ (58,130)	$ (51,156)
Effective tax rate	(11.00%)	(20.90%)	(23.60%)	(20.20%)	(18.60%)